UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q
November 30, 2009

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
Alabama — 2.2%
	Huntsville, AL, Health Care Authority, TECP:
$8,100,000	0.300% due 1/20/10	$8,100,000
30,000,000	0.350% due 2/9/10	30,000,000
7,300,000	0.350% due 3/2/10	7,300,000
9,000,000	Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA
	LLC Project, LOC-Westpac Banking Corp., 0.260%, 12/3/09 (a)	9,000,000

	Total Alabama	54,400,000

Alaska — 0.2%
3,635,000	Alaska Industrial Development & Export Authority Revenue, Greater
	Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal,
	0.250%, 12/3/09 (a)	3,635,000

Arizona — 0.7%
3,200,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West Loan
	Program, LOC-Citibank N.A., 0.220%, 12/2/09 (a)	3,200,000
1,290,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II
	Apartments, LOC-Wells Fargo Bank N.A., 0.440%, 12/3/09 (a)(b)	1,290,000
2,165,000	Phoenix, AZ, IDA, MFH Revenue, Refunding Sunrise Vista Apartments-A,
	LOC-Wells Fargo Bank N.A., 0.440%, 12/3/09 (a)(b)	2,165,000
7,555,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of
	Canada, 0.260%, 12/2/09 (a)	7,555,000
1,700,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-
	Landesbank Hessen-Thuringen, 0.340%, 12/3/09 (a)	1,700,000

	Total Arizona	15,910,000

California — 4.7%
1,100,000	California EFA Revenue, Chapman University, LOC-Bank of America N.A.,
	0.200%, 12/1/09 (a)	1,100,000
1,500,000	California MFA Revenue, Gideon Hausner Jewish Day, LOC-U.S. Bank NA,
	0.220%, 12/3/09 (a)	1,500,000
1,000,000	California MFA Solid Waste Revenue, Allied Waste North America Inc.,
	LOC-Bank of America N.A., 0.370%, 12/3/09 (a)(b)	1,000,000
	California State Department of Water Resources, Power Supply Revenue:
300,000	LOC-Bank of New York, 0.220%, 12/3/09 (a)	300,000
5,800,000	LOC-Landesbank Hessen-Thuringen, 0.190%, 12/1/09 (a)	5,800,000
	California Statewide CDA:
1,800,000	MFH Revenue, Avian Glen Apartments Project, LOC-Citibank N.A.,
	0.330%, 12/3/09 (a)(b)	1,800,000
	TECP:
5,500,000	0.320% due 2/11/10	5,500,000
4,500,000	0.320% due 3/11/10	4,500,000
2,200,000	Contra Costa County, CA, MFH Revenue, Pleasant Hill BART Transit, LOC-
	Bank of America N.A., 0.290%, 12/3/09 (a)(b)	2,200,000
4,900,000	Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey, 0.210%,
	12/3/09 (a)	4,900,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
10,000,000	0.450% due 12/9/09	10,000,000
8,200,000	0.320% due 1/8/10	8,200,000
20,800,000	0.350% due 1/14/10	20,800,000
4,000,000	0.350% due 2/5/10	4,000,000
	Los Angeles, CA:
1,500,000	Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.180%,
	12/1/09 (a)	1,500,000
4,700,000	Regional Airports Improvement Corp. Lease Revenue, Sublease Los
	Angeles International LAX 2, LOC-Societe Generale, 0.220%,
	12/1/09 (a)	4,700,000

See Notes to Schedule of Investments.

1

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

California — 4.7% (continued)
$10,000,000	Metropolitan Water District of Southern California, 0.320% due 6/1/10 (c)	$10,000,000
8,150,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project,
	LOC-Scotiabank, 0.220%, 12/3/09 (a)	8,150,000
950,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
	KBC Bank N.V., 0.200%, 12/1/09 (a)	950,000
2,060,000	Riverside County, CA, IDA, IDR, Spenuzza Inc. Project, LOC-Bank of
	America N.A., 0.370%, 12/3/09 (a)(b)	2,060,000
1,100,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit
	Local, 0.270%, 12/3/09 (a)	1,100,000
1,900,000	Sacramento County, CA, Sanitation District Financing Authority Revenue,
	LOC-Bank of America N.A., 0.200%, 12/1/09 (a)	1,900,000
4,500,000	San Diego, CA, Housing Authority MFH Revenue, Studio 15 Housing
	Partners LLC, LOC-Citibank N.A., 0.330%, 12/3/09 (a)(b)	4,500,000
8,000,000	San Francisco, CA, City & County Public Utilities Commission, TECP, LOC-
	BNP Paribas, 0.350% due 2/10/10	8,000,000
100,000	Southern California Public Power Authority Project Revenue, LOC-KBC
	Bank N.V., 0.230%, 12/2/09 (a)	100,000
1,400,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe
	Generale, 0.200%, 12/1/09 (a)	1,400,000

	Total California	115,960,000

Colorado — 2.1%
	Colorado Health Facilities Authority Revenue:
3,100,000	Catholic Health, SPA-Landesbank Baden-Wurttemberg, 0.270%, 12/2/09 (a)	3,100,000
7,000,000	North Colorado Medical Center Inc. Project, LOC-Wells Fargo Bank
	N.A., 0.200%, 12/1/09 (a)	7,000,000
	Colorado HFA:
	EDR:
4,400,000	Lehman Communications Corp., LOC-Wells Fargo Bank N.A.,
	0.440%, 12/3/09 (a)(b)	4,400,000
1,020,000	Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.,
	0.440%, 12/3/09 (a)(b)	1,020,000
1,285,000	MFH, SPA-FHLB, 0.310%, 12/2/09 (a)(b)	1,285,000
	Colorado Housing & Finance Authority:
5,690,000	Multi-Family, SPA-FHLB, 0.350%, 12/2/09 (a)(b)	5,690,000
3,960,000	Single-Family Mortgage, SPA-FHLB, 0.310%, 12/2/09 (a)(b)	3,960,000
3,000,000	Colorado School of Mines Enterprise Revenue, LOC-Dexia Credit Local,
	0.260%, 12/1/09 (a)	3,000,000
3,100,000	Colorado Springs, CO, Utilities Revenue, Subordinated Lien Improvement,
	SPA-Dexia Credit Local, 0.300%, 12/3/09 (a)	3,100,000
	Denver, CO:
13,865,000	City & County, COP, SPA-JPMorgan Chase, 0.190%, 12/1/09 (a)	13,865,000
1,500,000	Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S.
	Bank N.A., 0.250%, 12/3/09 (a)	1,500,000
3,840,000	Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.,
	0.440%, 12/3/09 (a)(b)	3,840,000

	Total Colorado	51,760,000

Connecticut — 1.0%
2,000,000	Branford, CT, GO, BAN, 2.000% due 9/8/10	2,022,665
7,845,000	Connecticut State, HEFA Revenue, Yale University, 0.200%, 12/1/09 (a)	7,845,000
	New Haven, CT:
7,000,000	GO, BAN, 2.000% due 2/15/10	7,014,319
8,133,000	TECP, LOC-Landesbank Hessen-Thuringen, 0.400% due 1/7/10	8,133,000

	Total Connecticut	25,014,984

See Notes to Schedule of Investments.

2

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Delaware — 0.6%
$4,820,000	Delaware State, Health Facilities Authority Revenue, Beebe Medical Center
	Project, LOC-PNC Bank, 0.240%, 12/3/09 (a)	$4,820,000
10,600,000	University of Delaware Revenue, SPA-Bank of America, 0.260%, 12/1/09 (a)	10,600,000

	Total Delaware	15,420,000

District of Columbia — 1.7%
3,860,000	District of Columbia Housing Finance Agency, MFH Revenue, Pentacle
	Apartments Project, FHLMC, LOC-FHLMC, 0.280%, 12/3/09 (a)	3,860,000
255,000	District of Columbia, Revenue, American Psychological Association, LOC-
	Bank of America, 0.320%, 12/3/09 (a)	255,000
36,340,000	Metropolitan Washington, DC, Airports Authority, FSA, SPA-Dexia Credit
	Local, 0.400%, 12/2/09 (a)(b)	36,340,000

	Total District of Columbia	40,455,000

Florida — 9.3%
21,250,000	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital,
	LOC-SunTrust Bank, 0.260%, 12/1/09 (a)	21,250,000
9,090,000	Florida State Municipal Power Agency Revenue, All Requirements Supply,
	LOC-Bank of America N.A., 0.230%, 12/1/09 (a)	9,090,000
10,375,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-
	Wachovia Bank N.A., 0.200%, 12/1/09 (a)	10,375,000
	Jacksonville, FL:
1,135,000	Economic Development Commission Revenue, The YMCA of Florida’s
	First Coast Project, LOC-Bank of America, 0.300%, 12/3/09 (a)	1,135,000
17,500,000	Electric Authority Revenue, TECP, LOC-Landesbank Hessen-Thuringen,
	0.300% due 12/7/09	17,500,000
	Health Facilities Authority:
	Hospital Revenue, Baptist Medical Center Project:
9,000,000	0.200%, 12/1/09 (a)	9,000,000
4,400,000	LOC-Bank of America N.A., 0.200%, 12/1/09 (a)	4,400,000
1,800,000	LOC-Bank of America, 0.200%, 12/1/09 (a)	1,800,000
39,825,000	JEA District, FL, Electric System Revenue, SPA-Wachovia Bank N.A.,
	0.200%, 12/1/09 (a)	39,825,000
10,015,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 0.350%, 12/2/09 (a)(d)	10,015,000
5,100,000	Lee County, FL, IDA, North Fort Myers Utility Inc., LOC-SunTrust Bank,
	0.550%, 12/2/09 (a)(b)	5,100,000
8,500,000	Miami-Dade County, FL, TECP, LOC-BNP Paribas, Dexia Credit Local,
	0.350% due 12/2/ 09	8,500,000
	Orange County, FL:
1,000,000	EFA Revenue, Rollins College Project, LOC-Bank of America N.A.,
	0.190%, 12/1/09 (a)	1,000,000
	Health Facilities Authority Revenue:
4,800,000	Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit
	Local, 0.350%, 12/1/09 (a)	4,800,000
6,675,000	Presbyterian Retirement Communities Inc., LOC-Branch Banking &
	Trust, 0.250%, 12/3/09 (a)	6,675,000
1,000,000	School Board, COP, LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (a)	1,000,000
	Orlando & Orange County, FL:
7,000,000	Expressway Authority, FSA, 0.250%, 12/3/09 (a)	7,000,000
8,000,000	Expressway Authority, Revenue, FSA, SPA-Dexia Credit Local, 0.270%,
	12/3/09 (a)	8,000,000
15,000,000	Palm Beach County, FL, School District, TECP, LOC-Bank of America N.A.,
	0.350% due 12/18/09	15,000,000
22,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities,
	Bayfront Hospital, LOC-SunTrust Bank, 0.260%, 12/1/09 (a)	22,000,000

See Notes to Schedule of Investments.

3

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Florida — 9.3% (continued)
$5,800,000	Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust
	Bank, 0.260%, 12/1/09 (a)	$5,800,000
1,400,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial
	Hospital, LOC-Northern Trust Co., 0.170%, 12/1/09 (a)	1,400,000
9,600,000	Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project,
	LOC-Fifth Third Bank, 0.690%, 12/4/09 (a)	9,600,000
7,300,000	Sunshine State, FL, Governmental Financing Commission Revenue, LOC-
	Dexia Credit Local, 0.380%, 12/2/09 (a)	7,300,000

	Total Florida	227,565,000

Georgia — 1.7%
4,725,000	Atlanta, GA, Urban Residential Finance Authority, MFH Revenue, Crogman
	School Apartments Project, LOC-SunTrust Bank, 0.550%, 12/2/09 (a)(b)	4,725,000
6,000,000	Cherokee County, GA, School System, GO, TAN, 2.000% due 12/31/09	6,007,971
2,510,000	De Kalb County, GA, HFA, Dekalb Medical Center Inc. Project, LOC-
	SunTrust Bank, 0.400%, 12/2/09 (a)	2,510,000
2,735,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 0.340%, 12/3/09 (a)(b)	2,735,000
1,545,000	Floyd County, GA, Development Authority Revenue, Berry College Inc.
	Project, LOC-SunTrust Bank, 0.500%, 12/2/09 (a)	1,545,000
5,000,000	Fulton County, GA, Development Authority Revenue, Georgia Tech Athletic
	Association Project, LOC-Northern Trust Co., 1.250%, 12/2/09 (a)	5,000,000
7,400,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory
	CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A.,
	0.200%, 12/1/09 (a)	7,400,000
3,465,000	Gwinnett County, GA, Development Authority, COP, Public Schools Project,
	NATL, 5.000% due 1/1/10	3,476,831
4,500,000	Houston County, GA, Development Authority Sewer Facility Revenue,
	Perdue Farms Inc. Project, LOC-Rabobank Nederland, 0.550%, 12/2/09 (a)(b)	4,500,000
3,835,000	Thomasville, GA, Hosptial Authority Revenue, Anticipation CTFS, John
	Archbold Medical Center Inc., LOC-Branch Banking & Trust, 0.280%,
	12/3/09 (a)	3,835,000

	Total Georgia	41,734,802

Hawaii — 0.0%
250,000	Hawaii State Highway Revenue, 4.000% due 1/1/10	250,644

Illinois — 4.4%
2,050,000	Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings
	Bank, 0.560%, 12/3/09 (a)(b)	2,050,000
	Chicago, IL:
13,350,000	GO, SPA-JPMorgan Chase, 0.190%, 12/1/09 (a)	13,350,000
2,450,000	Renaissance Center LP, LOC-Harris Trust and Savings Bank, 0.560%,
	12/3/09 (a)(b)	2,450,000
17,000,000	Water Revenue, SPA-JPMorgan Chase, 0.260%, 12/1/09 (a)	17,000,000
10,180,000	Illinois Development Finance Authority Revenue, Evanston Northwestern
	Healthcare, SPA-JPMorgan Chase, 0.200%, 12/1/09 (a)	10,180,000
200,000	Illinois DFA, Chicago Educational Television Association, LOC-LaSalle
	Bank N.A., 0.300%, 12/2/09 (a)	200,000
	Illinois Finance Authority:
1,130,000	IDR, Transparent Container Project, LOC-Bank One N.A., 3.000%,
	12/3/09 (a)(b)	1,130,000
	Revenue:
17,815,000	Central Dupage, LIQ-JPMorgan Chase, 0.190%, 12/1/09 (a)	17,815,000
2,100,000	Illinois College, LOC-U.S. Bank, 0.250%, 12/3/09 (a)	2,100,000
10,000,000	Loyola Academy, LOC-JPMorgan Chase, 0.330%, 12/2/09 (a)	10,000,000
3,740,000	Murphy Machine Products Inc, LOC-Bank of America N.A.,
	0.440%, 12/3/09 (a)(b)	3,740,000

See Notes to Schedule of Investments.

4

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Illinois — 4.4% (continued)
	University of Chicago Medical Center:
$2,700,000	LOC-Bank of America N.A., 0.170%, 12/1/09 (a)	$2,700,000
4,175,000	LOC-Bank of Montreal, 0.190%, 12/1/09 (a)	4,175,000
2,600,000	Illinois Health Facilities Authority, Revenue, Evanston Hospital Corp., LOC-
	JPMorgan Chase, 0.300%, 12/3/09 (a)	2,600,000
3,250,000	Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project,
	FHLMC, LOC-FHLMC, 0.300%, 12/3/09 (a)	3,250,000
1,800,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum &
	Education, LOC-LaSalle Bank N.A., 0.250%, 12/3/09 (a)	1,800,000
5,500,000	Peoria County, IL, Community Unit School District No. 323, GO, Dunlap
	Community, FSA, SPA-JPMorgan Chase, 0.490%, 12/2/09 (a)	5,500,000
6,580,000	Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase, 0.240%,
	12/1/09 (a)	6,580,000

	Total Illinois	106,620,000

Indiana — 0.6%
	Indiana Finance Authority Hospital Revenue:
2,135,000	Clarian Health Partners Inc., LOC-Branch Banking & Trust, 0.280%,
	12/2/09 (a)	2,135,000
4,420,000	Floyd Memorial Hospital & Health Services, LOC-Branch Banking &
	Trust, 0.230%, 12/1/09 (a)	4,420,000
	Indiana Health Facilities Financing Authority, Hospital Revenue:
375,000	Community Hospitals Project of Indiana Inc., LOC-Bank of America
	N.A., 0.300%, 12/3/09 (a)	375,000
5,000,000	Deaconess Hospital Inc., LOC-Fifth Third Bank, 0.690%, 12/2/09 (a)	5,000,000
3,775,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank
	N.A., 0.440%, 12/3/09 (a)(b)	3,775,000

	Total Indiana	15,705,000

Iowa — 0.6%
	Iowa Finance Authority:
	Health Facilities Revenue, Iowa Health System:
700,000	LOC-JPMorgan Chase, 0.190%, 12/1/09 (a)	700,000
6,800,000	LOC-Wells Fargo Bank N.A., 0.200%, 12/1/09 (a)	6,800,000
	IDR:
3,200,000	Embria Health Sciences Project, LOC-Wells Fargo Bank, 0.440%,
	12/3/09 (a)(b)	3,200,000
1,900,000	PowerFilm Inc. Project, LOC-Bank of America N.A., 0.450%,
	12/3/09 (a)(b)	1,900,000
2,685,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB, 0.300%, 12/3/09 (a)(b)	2,685,000
400,000	Iowa Higher Education Loan Authority Revenue, Private College, University
	of Dubuque, LOC-Northern Trust Co., 0.230%, 12/1/09 (a)	400,000

	Total Iowa	15,685,000

Kentucky – 1.6%
9,539,000	Henderson County, KY, Hospital Facilities Revenue, Community United
	Methodist Hospital Inc., LOC-Fifth Third Bank, 0.690%, 12/4/09 (a)	9,539,000
10,000,000	Kentucky Economic Development Finance Authority, Hospital Facilities
	Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust,
	0.230%, 12/2/09 (a)	10,000,000
	Kentucky Housing Corp., Housing Revenue:
9,800,000	0.360%, 12/2/09 (a)(b)	9,800,000
	SPA-Kentucky Housing Corp.:
1,800,000	0.360%, 12/2/09 (a)(b)	1,800,000
1,620,000	0.360%, 12/3/09 (a)(b)	1,620,000

See Notes to Schedule of Investments.

5

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Kentucky — 1.6% (continued)
$6,600,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 0.230%, 12/4/09 (a)	$6,600,000

	Total Kentucky	39,359,000

Louisiana — 2.0%
3,000,000	East Baton Rouge Parish, LA, Sales Tax Revenue, Road & Street
	Improvement, LOC-Dexia Credit Local, 0.350%, 12/2/09 (a)	3,000,000
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Healthcare Facilities Baton, LOC-LaSalle Bank, 0.310%, 12/3/09 (a)	11,520,000
5,450,000	Louisiana PFA Revenue, Tiger Atletic, LOC-Capital One N.A., FHLB,
	0.200%, 12/3/09 (a)	5,450,000
10,750,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, Loop
	LLC Project, LOC-SunTrust Bank, 0.260%, 12/1/09 (a)	10,750,000
10,000,000	St. James Parish, LA, Revenue, TECP, 0.450% due 1/15/10	10,000,000
8,000,000	St. Tammany Parish, LA, Development District Revenue, Rooms to Go St.
	Tammany LLC, LOC-SunTrust Bank, 0.400%, 12/2/09 (a)	8,000,000

	Total Louisiana	48,720,000

Maryland – 5.6%
1,100,000	Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of
	America, 0.450%, 12/3/09 (a)(b)	1,100,000
3,015,000	Howard County, MD, Revenue, Refunding Glenelg Country School, LOC-
	PNC Bank N.A., 0.240%, 12/4/09 (a)	3,015,000
	John Hopkins University Revenue, TECP:
4,353,000	0.330% due 3/8/10	4,353,000
10,000,000	0.300% due 3/9/10	10,000,000
2,000,000	0.340% due 4/6/10	2,000,000
12,000,000	0.350% due 4/7/10	12,000,000
6,500,000	Maryland Industrial Development Financing Authority, EDR, Paul Reed
	Smith Guitars, LOC-PNC Bank N.A., 0.390%, 12/4/09 (a)(b)	6,500,000
6,500,000	Maryland State Economic Development Corp., Revenue, Santa Barbara Court
	LLC Project, LOC-PNC Bank N.A., 0.390%, 12/4/09 (a)(b)	6,500,000
11,200,000	Maryland State Health & Higher EFA Revenue, John Hopkins University,
	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank, 0.400%,
	12/2/09 (a)	11,200,000
	Maryland State Stadium Authority, Sports Facilities Lease:
30,100,000	LIQ-Bank of America, 0.450%, 12/2/09 (a)(b)	30,100,000
9,235,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	0.350%, 12/3/09 (a)	9,235,000
5,500,000	Maryland State, GO, 5.000% due 2/1/10	5,541,517
	Montgomery County, MD:
13,295,000	Housing Opportunities Commission, Multi-Family Revenue, Housing
	Development, GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A.,
	0.290%, 12/3/09 (a)(b)	13,295,000
12,000,000	TECP, BAN, LOC-Fortis Bank, 0.300% due 12/2/09	12,000,000
3,100,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank
	NA, 0.240%, 12/3/09 (a)	3,100,000
7,200,000	Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank
	Hessen-Thuringen, 0.310%, 12/2/09 (a)	7,200,000

	Total Maryland	137,139,517

Massachusetts — 2.7%
10,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	10,046,973
17,100,000	Massachusetts Bay Transportation Authority, TECP, LOC-Fortis Bank,
	0.400% due 2/9/10	17,100,000
	Massachusetts State:
	DFA Revenue:
2,350,000	Boston University, LOC-Bank of America N.A., 0.210%, 12/1/09 (a)	2,350,000

See Notes to Schedule of Investments.

6

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Massachusetts — 2.7% (continued)
$4,780,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.270%,
	12/3/09 (a)	$4,780,000
4,750,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.320%,
	12/3/09 (a)	4,750,000
3,310,000	Phillips Academy, SPA-Bank of New York, 0.230%, 12/3/09 (a)	3,310,000
6,120,000	Wentworth Institute of Technology, LOC-JPMorgan Chase, 0.270%,
	12/3/09 (a)	6,120,000
	GO:
500,000	Central Artery, SPA-State Street Bank & Trust Co., 0.210%, 12/1/09 (a)	500,000
2,000,000	Consolidated Loan, SPA-Dexia Credit Local, 0.250%, 12/1/09 (a)	2,000,000
2,500,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.260%, 12/3/09 (a)	2,500,000
	HEFA Revenue:
600,000	Harvard University, 0.150%, 12/1/09 (a)	600,000
2,780,000	Northeastern University, LOC-JPMorgan Chase, 0.190%, 12/1/09 (a)	2,780,000
300,000	Partners Healthcare Systems, SPA-JPMorgan Chase, 0.200%,
	12/3/09 (a)	300,000
6,800,000	Suffolk University, LOC-TD Bank N.A., 0.230%, 12/3/09 (a)	6,800,000
1,400,000	Williams College, 0.220%, 12/2/09 (a)	1,400,000
940,000	HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 0.380%, 12/2/09 (a)(b)	940,000
500,000	HFA Revenue, LOC-Lloyds TSB Bank PLC, 0.300%, 12/3/09 (a)(b)	500,000

	Total Massachusetts	66,776,973

Michigan — 0.8%
19,895,000	Regents of University of Michigan, TECP, 0.300% due 12/9/09	19,895,000
500,000	University of Michigan Revenue, SPA-U.S. Bank N.A., 0.200%, 12/1/09 (a)	500,000

	Total Michigan	20,395,000

Minnesota — 2.9%
4,000,000	Minneapolis, MN, GO, 5.000% due 12/1/09	4,000,000
8,825,000	Minnesota Agricultural & Economic Development Board Revenue, Health
	Care Facilities, SPA-Wells Fargo Bank N.A., 0.250%, 12/1/09 (a)	8,825,000
21,280,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	0.200%, 12/3/09 (a)	21,280,000
6,655,000	Minnesota State Housing Finance Agency, Residential Housing Finance,
	SPA-Lloyds TSB Bank PLC, 0.290%, 12/3/09 (a)(b)	6,655,000
19,813,000	Regents of University of Minnesota, TECP, LOC-University of Minnesota,
	0.420% due 1/11/10	19,813,000
11,500,000	University of Minnesota, TECP, 0.300% due 1/11/10	11,500,000

	Total Minnesota	72,073,000

Mississippi — 1.1%
5,000,000	Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-
	PNC Bank N.A., 0.240%, 12/3/09 (a)	5,000,000
21,100,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-
	Dexia Credit Local, 0.310%, 12/3/09 (a)	21,100,000

	Total Mississippi	26,100,000

Missouri — 2.8%
	Missouri State HEFA:
	Educational Facilities Revenue:
13,950,000	St. Louis University, LOC-Bank of America N.A., 0.170%, 12/1/09 (a)	13,950,000
700,000	Washington University, SPA-JPMorgan Chase, 0.170%, 12/1/09 (a)	700,000
2,000,000	Washington University, SPA-JPMorgan Chase, 0.170%, 12/1/09 (a)	2,000,000
10,320,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-Dexia Credit
	Local, 0.320%, 12/1/09 (a)	10,320,000

See Notes to Schedule of Investments.

7

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Missouri — 2.8% (continued)
	Revenue:
$8,960,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,
	0.190%, 12/1/09 (a)	$8,960,000
5,590,000	St. Francis Medical Center, LOC-Bank of America N.A., 0.230%,
	12/1/09 (a)	5,590,000
	Washington University:
3,300,000	SPA-JPMorgan Chase, 0.190%, 12/1/09 (a)	3,300,000
9,025,000	SPA-Wells Fargo Bank N.A., 0.240%, 12/1/09 (a)	9,025,000
7,000,000	TECP, LOC-Bank of Nova Scotia, 0.300% due 2/9/10	7,000,000
2,005,000	Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S.
	Bank N.A., 0.530%, 12/1/09 (a)(b)	2,005,000
6,200,000	Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project,
	LOC-Bank of America N.A., 0.450%, 12/3/09 (a)(b)	6,200,000

	Total Missouri	69,050,000

Nebraska — 2.5%
5,595,000	Nebraska Investment Finance Authority, Single-Family Housing Revenue,
	SPA-FHLB, 0.400%, 12/2/09 (a)(b)	5,595,000
	Nebraska Public Power District, TECP, LOC-Bank of Nova Scotia:
21,700,000	0.420% due 1/12/10	21,700,000
10,000,000	0.400% due 1/14/10	10,000,000
	Omaha, NE, Public Power District, TECP, LOC-JPMorgan Chase:
18,100,000	0.420% due 1/12/10	18,100,000
5,000,000	0.300% due 2/4/10	5,000,000

	Total Nebraska	60,395,000

Nevada — 4.5%
	Clark County, NV, Airport Revenue, FSA, SPA-Dexia Credit Local:
35,000,000	0.320%, 12/2/09 (a)(b)	35,000,000
31,000,000	0.320%, 12/2/09 (a)(b)	31,000,000
9,400,000	Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia
	Credit Local, 0.300%, 12/1/09 (a)	9,400,000
3,300,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 0.220%, 12/1/09 (a)	3,300,000
5,775,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York,
	0.230%, 12/1/09 (a)	5,775,000
	Truckee Meadows, NV, Water Authority, TECP, LOC-Lloyds TSB Bank PLC:
17,500,000	0.350% due 12/8/09	17,500,000
7,000,000	0.330% due 1/13/10	7,000,000
2,343,000	0.350% due 1/13/10	2,343,000

	Total Nevada	111,318,000

New Hampshire — 0.2%
5,000,000	New Hampshire HEFA Revenue, Phillips Exeter Academy, SPA-JPMorgan
	Chase, 0.260%, 12/3/09 (a)	5,000,000

New Jersey — 3.0%
11,700,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Banknorth N.A., 0.190%, 12/3/09 (a)	11,700,000
1,057,000	Ewing Township, NJ, GO, BAN, 1.250% due 11/5/10	1,058,453
1,842,000	Franklin Lakes, NJ, GO, BAN, 1.000% due 10/28/10	1,846,640
20,000,000	Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes,
	1.750% due 9/3/10	20,112,220
13,555,000	New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of
	Nova Scotia, Lloyds TSB Bank PLC, 0.170%, 12/1/09 (a)	13,555,000
6,075,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit
	Local, 0.320%, 12/2/09 (a)	6,075,000
2,224,500	Ocean Township, NJ, GO, BAN, 1.500% due 3/8/10	2,228,650
3,280,000	Park Ridge, NJ, GO, BAN, 2.250% due 2/5/10	3,281,742

See Notes to Schedule of Investments.

8

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

New Jersey — 3.0% (continued)
$2,022,750	Ringwood Boro, NJ, GO, BAN, 1.250% due 11/5/10	$2,028,142
11,515,000	South Orange Village Township, NJ, GO, BAN, 2.000% due 2/2/10	11,524,785

	Total New Jersey	73,410,632

New Mexico — 1.4%
20,000,000	New Mexico Educational Assistance Foundation, Education Loan, LOC-
	Royal Bank of Canada, 0.320%, 12/2/09 (a)(b)	20,000,000
14,500,000	New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-
	Royal Bank of Canada, 0.270%, 12/3/09 (a)	14,500,000

	Total New Mexico	34,500,000

New York — 4.3%
	MTA, NY, Revenue:
200,000	LOC-BNP Paribas, 0.240%, 12/1/09 (a)	200,000
20,500,000	Transportation, LOC-Landesbank Hessen-Thuringen, 0.240%, 12/1/09 (a)	20,500,000
	New York City, NY:
	GO:
1,600,000	LOC-Dexia Credit Local, 0.210%, 12/1/09 (a)	1,600,000
1,600,000	SPA-Landesbank Hessen-Thuringen, 0.210%, 12/1/09 (a)	1,600,000
	Subordinated:
10,600,000	LOC-Bank of New York, 0.180%, 12/1/09 (a)	10,600,000
2,700,000	NATL, SPA-Wachovia Bank N.A., 0.220%, 12/1/09 (a)	2,700,000
5,500,000	HDC, Related Monterey, LIQ-FNMA, 0.250%, 12/2/09 (a)	5,500,000
900,000	IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A.,
	GIC-Bayerische Landesbank, 0.220%, 12/1/09 (a)	900,000
14,600,000	MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A., 0.170%,
	12/1/09 (a)	14,600,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
900,000	SPA-Bank of America N.A., 0.170%, 12/1/09 (a)	900,000
5,600,000	SPA-Landesbank Hessen-Thuringen, 0.220%, 12/1/09 (a)	5,600,000
2,000,000	SPA-Lloyds TSB Bank PLC, 0.210%, 12/1/09 (a)	2,000,000
10,000,000	Municipal Water, TECP, 0.400% due 12/1/09	10,000,000
500,000	NATL, SPA-Bank of Nova Scotia, 0.220%, 12/1/09 (a)	500,000
	TFA:
11,200,000	Future Tax Secured, Subordinated, SPA-Landesbank Hessen-
	Thuringen, 0.210%, 12/1/09 (a)	11,200,000
	New York City Recovery Project Revenue:
4,800,000	SPA-Royal Bank of Canada, 0.220%, 12/1/09 (a)	4,800,000
9,200,000	Subordinated, LIQ-Landesbank Hessen-Thuringen, 0.210%,
	12/1/09 (a)	9,200,000
2,500,000	New York State Housing Finance Agency, Revenue, Middletown Overlook
	Preservation LP, FNMA, LIQ-FNMA, 0.280%, 12/2/09 (a)(b)	2,500,000
1,100,000	New York, NY, GO, FSA, SPA-State Street Bank & Trust Co., 0.240%,
	12/1/09 (a)	1,100,000

	Total New York	106,000,000

North Carolina — 2.2%
5,000,000	Board of Governors University, NC, TECP, 0.330% due 12/1/09	5,000,000
1,500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System
	Revenue, FSA, SPA-Dexia Credit Local, 0.290%, 12/3/09 (a)	1,500,000
7,290,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth
	Third Bank, 0.840%, 12/4/09 (a)(b)	7,290,000
	Mecklenburg County, NC:
6,500,000	COP, SPA-Depfa Bank PLC, 0.250%, 12/3/09 (a)	6,500,000
6,325,000	GO, 0.240%, 12/4/09 (a)	6,325,000
	North Carolina Capital Facilities Finance Agency:

See Notes to Schedule of Investments.

9

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

North Carolina — 2.2% (continued)
$3,765,000	Educational Facilities Revenue, Guilford College Project, LOC-Branch
	Banking & Trust, 0.280%, 12/3/09 (a)	$3,765,000
3,000,000	Lees-McRae College, LOC-Branch Banking & Trust Corp., 0.340%,
	12/3/09 (a)	3,000,000
3,915,000	North Carolina Medical Care Commission, Health Care Facilities Revenue,
	Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.200%,
	12/1/09 (a)	3,915,000
12,405,000	North Carolina Medical Care Community, Health Care Facilities Revenue,
	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 0.200%,
	12/1/09 (a)	12,405,000
4,000,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 0.290%, 12/3/09 (a)	4,000,000

	Total North Carolina	53,700,000

North Dakota — 0.1%
1,970,000	North Dakota State Housing Finance Agency Revenue, Housing Finance
	Program, Home Mortgage Finance, SPA-KBC Bank, 0.320%, 12/2/09 (a)(b)	1,970,000

Ohio — 1.9%
3,700,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare Partners,
	LOC-Bank of America N.A., 0.210%, 12/1/09 (a)	3,700,000
9,000,000	Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center,
	LOC-Dexia Credit Local, 0.400% due 12/2/09	9,000,000
6,370,000	Ohio State Higher Educational Facilities, Marietta College Project, LOC-
	JPMorgan Chase, 0.270%, 12/3/09 (a)	6,370,000
2,800,000	Ohio State Higher Educational Facility Commission Revenue, Pooled
	Financing Program, LOC-Fifth Third Bank, 0.800%, 12/3/09 (a)	2,800,000
1,600,000	Ohio State University, General Receipts, 0.230%, 12/2/09 (a)	1,600,000
1,000,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 0.200%, 12/1/09 (a)	1,000,000
	Ohio State, GO:
715,000	Common Schools, 0.230%, 12/2/09 (a)	715,000
400,000	Refunding and Improvement Infrastructure, 0.260%, 12/2/09 (a)	400,000
2,000,000	South Euclid, OH, GO, BAN, 2.500% due 1/25/10	2,004,475
	Summit County, OH:
11,750,000	Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth
	Third Bank, 0.800%, 12/2/09 (a)	11,750,000
4,700,000	Revenue, Goodwill Indstries of Akron Inc., LOC-Fifth Third Bank,
	0.690%, 12/2/09 (a)	4,700,000
3,607,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc.,
	FSA, SPA-Bank One N.A., 0.690%, 12/4/09 (a)	3,607,000

	Total Ohio	47,646,475

Oklahoma — 0.4%
1,200,000	Oklahoma Development Finance Authority Revenue, Integris Baptist Medical
	Center Inc., SPA-JPMorgan Chase, 0.270%, 12/1/09 (a)	1,200,000
7,900,000	Oklahoma State, Turnpike Authority Revenue, SPA-JPMorgan Chase,
	0.190%, 12/1/09 (a)	7,900,000

	Total Oklahoma	9,100,000

Oregon — 2.1%
	Clackamas County, OR, Hospital Facility Authority, TECP:
10,000,000	0.450% due 12/1/09	10,000,000
20,000,000	0.500% due 1/19/10	20,000,000
2,220,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
	LOC-KBC Bank N.V., 0.240%, 12/1/09 (a)	2,220,000
300,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Holladay
	Park Plaza Project, LOC-Allied Irish Bank PLC, 0.250%, 12/1/09 (a)	300,000

See Notes to Schedule of Investments.

10

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Oregon — 2.1% (continued)
$11,600,000	Oregon State, Facilities Authority, Revenue, Reed College Projects, SPA-
	Wells Fargo Bank N.A., 0.320%, 12/3/09 (a)	$11,600,000
3,235,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc.
	Project, LOC-Bank of America, 0.310%, 12/3/09 (a)	3,235,000
4,685,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany
	Meadows II Project, LOC-U.S. Bank N.A., 0.440%, 12/3/09 (a)(b)	4,685,000

	Total Oregon	52,040,000

Pennsylvania — 6.9%
10,000,000	Allegheny County, PA, Higher Education Building Authority, University
	Revenue, Carnegie Mellon University, SPA-Bank of New York, 0.210%,
	12/1/09 (a)	10,000,000
1,405,000	Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-
	Wachovia Bank N.A., 0.200%, 12/1/09 (a)	1,405,000
	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,
	SPA-PNC Bank N.A.:
6,800,000	0.190%, 12/1/09 (a)	6,800,000
2,700,000	0.190%, 12/1/09 (a)	2,700,000
2,700,000	Lampeter-Strasburg, PA, School District, FSA, St. Aid Withholding, SPA-
	Royal Bank of Canada, 0.290%, 12/3/09 (a)	2,700,000
10,600,000	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project,
	LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (a)	10,600,000
1,805,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada, 0.550%, 12/3/09 (a)	1,805,000
7,415,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	0.550%, 12/3/09 (a)	7,415,000
	Montgomery County, PA, IDA Revenue:
1,875,000	Lasalle College High School, LOC-PNC Bank N.A., 0.240%, 12/3/09 (a)	1,875,000
6,700,000	Lasalle College, LOC-PNC Bank N.A., 0.240%, 12/3/09 (a)	6,700,000
2,570,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 0.240%, 12/3/09 (a)	2,570,000
37,575,000	Northampton County, PA, General Purpose Authority Revenue, Higher
	Education Lehigh University, SPA- JPMorgan Chase, 0.220%, 12/3/09 (a)	37,575,000
	Pennsylvania Economic Development Financing Authority Revenue:
1,875,000	LOC-PNC Bank N.A., 0.340%, 12/3/09 (a)(b)	1,875,000
5,000,000	York Water Co. Project, LOC-PNC Bank N.A., 0.290%, 12/3/09 (a)(b)	5,000,000
	Pennsylvania Housing Finance Agency:
745,000	SPA-Dexia Credit Local, 0.360%, 12/2/09 (a)(b)	745,000
28,450,000	Single-Family Mortgage Revenue, SPA-Dexia Credit Local, 0.320%,
	12/2/09 (a)(b)	28,450,000
3,000,000	Pennsylvania State, GO, 5.250% due 1/1/10	3,012,126
	Philadelphia, PA:
2,400,000	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC
	Bank N.A., 0.210%, 12/1/09 (a)	2,400,000
	School District, GO:
2,800,000	LOC-Commerce Bank N.A., 0.190%, 12/3/09 (a)	2,800,000
12,100,000	TAN, 2.500% due 6/30/10	12,223,593
11,800,000	TRAN, 2.500% due 6/30/10	11,920,813
4,535,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 0.270%, 12/3/09 (a)	4,535,000
900,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.290%,
	12/2/09 (a)	900,000
2,775,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 0.300%, 12/3/09 (a)	2,775,000

	Total Pennsylvania	168,781,532

See Notes to Schedule of Investments.

11

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Rhode Island — 0.1%
$2,185,000	Rhode Island State Health & Educational Building Corp., Educational
	Institution Revenue, Portsmouth Abbey School, LOC- Fleet National
	Bank, 0.230%, 12/1/09 (a)	$2,185,000

South Carolina — 0.8%
9,540,000	South Carolina Association of Governmental Organizations, COP, 1.500%
	due 3/1/10	9,566,005
4,910,000	South Carolina Jobs EDA, Revenue, Executive Kitchens Inc. Project, LOC-
	SunTrust Bank, 0.550%, 12/2/09 (a)(b)	4,910,000
5,685,000	Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank
	N.A., 0.600% due 4/1/10 (b)(c)	5,685,000

	Total South Carolina	20,161,005

South Dakota — 0.3%
	South Dakota Housing Development Authority, Homeownership Mortgage:
4,500,000	LOC-FHLB, 0.270%, 12/3/09 (a)	4,500,000
1,590,000	SPA-Landesbank Hessen-Thuringen, 0.290%, 12/2/09 (a)	1,590,000

	Total South Dakota	6,090,000

Tennessee — 3.0%
5,600,000	Blount County, TN, Public Building Authority, Local Government Public
	Improvement, LOC-Branch Banking & Trust, 0.280%, 12/2/09 (a)	5,600,000
3,740,000	Chattanooga, TN, IDB Revenue, Tennessee Aquarium Project, LOC-Bank of
	America N.A., 0.300%, 12/3/09 (a)	3,740,000
	Clarksville, TN, Public Building Authority Revenue:
2,350,000	Morristown Loans, LOC-Bank of America N.A., 0.240%, 12/1/09 (a)	2,350,000
14,815,000	Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of
	America N.A., 0.240%, 12/1/09 (a)	14,815,000
	Jackson, TN:
9,600,000	Energy Authority Electric System Revenue, LOC-Fifth Third Bank,
	0.690%, 12/4/09 (a)	9,600,000
13,930,000	Health Educational & Housing Facility Board Revenue, Union
	University, LOC-SunTrust Bank, 0.400%, 12/2/09 (a)	13,930,000
	Metropolitan Government Nashville & Davidson County, TN:
3,596,000	Health & Educational Facilities Board Revenue, Old Hickory Towers,
	LOC-Wachovia Bank N.A., 0.340%, 12/2/09 (a)(b)(d)	3,596,000
5,000,000	TECP, Water & Sewer Revenue, LOC-JPMorgan Chase, 0.400% due
	3/9/10	5,000,000
	Montgomery County, TN, Public Building Authority, Pooled Financing
	Revenue, Tennessee County Loan Pool:
2,845,000	LOC-Bank of America, 0.240%, 12/1/09 (a)	2,845,000
12,665,000	LOC-Bank of America N.A., 0.230%, 12/1/09 (a)	12,665,000

	Total Tennessee	74,141,000

Texas — 7.0%
	Austin, TX:
	ISD, TECP, LOC-Bank of America N.A.:
4,600,000	0.350% due 4/6/10	4,600,000
3,400,000	0.350% due 4/7/10	3,400,000
1,125,000	Utility System Revenue, Water & Wastewater System Revenue, FSA,
	SPA-Landesbank Baden-Wurttemberg, 0.320%, 12/3/09 (a)	1,125,000
1,000,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center
	for the Performing Arts Foundation Inc., LOC-JPMorgan Chase, 0.190%,
	12/1/09 (a)	1,000,000
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:

See Notes to Schedule of Investments.

12

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Texas — 7.0% (continued)
$10,000,000	Revenue, Methodist Hospital, 0.190%, 12/1/09 (a)	$10,000,000
22,500,000	Revenue, TECP, 0.550% due 2/25/10	22,500,000
2,735,000	Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan
	Chase, 0.190%, 12/1/09 (a)	2,735,000
	Flood Control District, TECP:
1,000,000	LOC-Helaba, 0.320% due 12/9/09	1,000,000
1,300,000	LOC-Landesbank Hessen-Thuringen, 0.320% due 12/9/09	1,300,000
	Health Facilities Development Corp., Hospital Revenue:
	Baylor College of Medicine:
14,400,000	AMBAC, LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (a)	14,400,000
13,100,000	LOC-Compass Bank, 0.450%, 12/2/09 (a)	13,100,000
5,900,000	LOC-JPMorgan Chase, 0.190%, 12/1/09 (a)	5,900,000
18,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit
	Local, 0.450%, 12/2/09 (a)	18,400,000
	Houston, TX:
6,000,000	Airport Systems Revenue, TECP, LOC-Dexia Credit Local, 0.370% due
	12/2/09	6,000,000
8,000,000	GO, TECP, LOC-Banco Bilbao Vizcaya, 0.350% due 2/8/10	8,000,000
	Higher Education Finance Corp., Revenue:
3,900,000	Rice University Project, 0.180%, 12/1/09 (a)	3,900,000
7,500,000	William Marsh Rice University Project, 0.190%, 12/1/09 (a)	7,500,000
1,300,000	Lower Neches Valley Authority, TX, Industrial Development Corp., Exempt
	Facilities Revenue, Mobil Oil Refining Corp. Project, 0.220%, 12/1/09 (a)(b)	1,300,000
10,800,000	North Texas Higher Education Authority, Student Loan, Revenue, LOC-
	Lloyds Bank PLC, 0.400%, 12/2/09 (a)(b)	10,800,000
	San Antonio, TX:
1,800,000	Electric and Gas, TECP, LOC-State Street Bank & Trust Co., Bank of
	America N.A., 0.320% due 2/10/10	1,800,000
6,450,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 0.350%, 12/3/09 (a)(b)	6,450,000
760,000	IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A., 0.340%,
	12/3/09 (a)(b)	760,000
4,000,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 0.300%, 12/3/09 (a)	4,000,000
5,390,000	Texas Technical University Revenue, TECP, 0.400% due 3/9/10	5,390,000
3,615,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank N.A., 0.340%, 12/3/09 (a)(b)	3,615,000
11,094,000	University of Texas System Revenue, TECP, LOC-University of Texas,
	0.350% due 2/16/10	11,094,000

	Total Texas	170,069,000

Utah — 1.6%
	Central Utah Water Conservancy District:
14,700,000	GO, LIQ-Helaba, 0.330%, 12/2/09 (a)	14,700,000
6,000,000	Water Revenue, BAN, 2.000% due 7/22/10	6,030,350
5,300,000	Utah Housing Corp. Single Family Mortgage Revenue, SPA-FHLB, 0.350%,
	12/2/09 (a)(b)	5,300,000
2,900,000	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV,
	0.180%, 12/1/09 (a)	2,900,000
10,000,000	Weber County, UT, Hospital Revenue, IHC Health Services, SPA-
	Landesbank Hessen-Thuringen, 0.240%, 12/1/09 (a)	10,000,000

	Total Utah	38,930,350

See Notes to Schedule of Investments.

13

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Vermont — 0.9%
$21,085,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of
	New York, 0.300%, 12/3/09 (a)(b)	$21,085,000

Virginia — 1.7%
1,000,000	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson Hospital,
	LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (a)	1,000,000
2,500,000	Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm
	Credit Bank, 0.320%, 12/3/09 (a)	2,500,000
	Virginia College Building Authority, VA:
16,130,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia
	Bank, 0.200%, 12/1/09 (a)	16,130,000
8,530,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	0.200%, 12/1/09 (a)	8,530,000
12,225,000	Virginia Commonwealth University, Health System Authority Revenue,
	AMBAC, LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (a)	12,225,000

	Total Virginia	40,385,000

Washington — 0.3%
3,995,000	Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC, 0.240%, 12/3/09 (a)	3,995,000
2,200,000	Washington State, HFC, MFH, Revenue, The Lodge at Eagle Ridge LLC,
	LOC-Bank of America N.A., 0.330%, 12/3/09 (a)(b)	2,200,000

	Total Washington	6,195,000

West Virginia — 0.3%
4,050,000	Brooke County, WV, County Commission Commercial Development
	Revenue, Bethany College Project, LOC-PNC Bank N.A., 0.240%,
	12/3/09 (a)	4,050,000
2,985,000	West Virginia State Hospital Finance Authority Hospital Revenue, United
	Hospital Center Inc., LOC-Branch Banking & Trust, 0.250%, 12/3/09 (a)	2,985,000

	Total West Virginia	7,035,000

Wisconsin — 4.9%
2,100,000	Appleton, WI, IDR, Great Northern Corp. Project, LOC-U.S. Bank N.A.,
	0.350%, 12/2/09 (a)(b)	2,100,000
8,385,000	Wisconsin Housing & EDA, Housing Revenue, FSA, SPA-FHLB, 0.450%,
	12/2/09 (a)(b)	8,385,000
	Wisconsin State:
	GO, TECP:
22,620,000	0.500% due 2/1/10	22,620,000
20,650,000	0.400% due 2/9/10	20,650,000
66,800,000	HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.,
	0.250%, 12/1/09 (a)	66,800,000

	Total Wisconsin	120,555,000

Wyoming — 0.2%
1,300,000	Sweetwater County, WY, Environmental Important Revenue, Simplot
	Phosphates LLC, LOC-Rabobank Nederland, 0.400%, 12/2/09 (a)(b)	1,300,000
4,000,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	0.370%, 12/2/09 (a)(b)	4,000,000

	Total Wyoming	5,300,000

	TOTAL INVESTMENTS — 99.9% (Cost — $2,445,721,914#)	2,445,721,914
	Other Assets in Excess of Liabilities — 0.1%	1,899,824

	TOTAL NET ASSETS — 100.0%	$2,447,621,738

(a)

Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

See Notes to Schedule of Investments.

14

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GIC	- Guaranteed Investment Contract
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDB	- Industrial Development Board
IDR	- Industrial Development Revenue
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
RDA	- Redevelopment Agency
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

15

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Summary of Investments by Sector *

Education	22.9%
Health Care	22.1
Transportation	9.0
General Obligation	8.4
Water & Sewer	6.5
Miscellaneous	5.1
Industrial Revenue	4.5
Utilities	4.3
Housing: Single Family	3.8
Finance	2.8
Public Facilities	2.8
Power	2.7
Housing: Multi-Family	2.7
Tax Allocation	1.6
Solid Waste/Resource Recovery	0.4
Pollution Control	0.4

Total Investment	100.0%

* As a percentage of total investments. Please note that Fund holdings are as of November 30, 2009 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡

A-1	65.9%
VMIG 1	22.5
P-1	3.3
F1	2.9
SP-1	1.8
MIG 1	1.4
NR	0.9
AA/Aa	0.9
AAA/Aaa	0.4

100.0%

† As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 17 and 18 for definitions of ratings.

See Notes to Schedule of Investments.

16

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

17

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

18

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$2,445,721,914	—	$2,445,721,914

† See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

19

Notes to Schedule of Investments (unaudited) (continued)

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

20

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 25, 2010